Acquisitions, Divestures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2011
Business Acquisition Purchase Price Allocation Abstract
Acquisitions, Divestures and Exchanges
		Allocation of Purchase Price
(Dollars in thousands)	Purchase price (1)	Goodwill	Licenses	Intangible assets subject to amortization (2)	Net tangible assets (liabilities)

2011
Licenses	$4,406	$—	$4,406	$—	$—
Business (3)(4)	24,572	—	15,592	2,252	6,728
Total	$28,978	$—	$19,998	$2,252	$6,728

2010
Licenses	$17,101	$—	$17,101	$—	$—
Total	$17,101	$—	$17,101	$—	$—

  Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

  Intangible assets subject to amortization acquired in 2011 are classified as Assets held for sale and as a result are not amortized.

  Includes only the acquired interest and does not include amounts attributable to U.S. Cellular's pre-existing noncontrolling interest described above in this Note 8.

  Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.